Inventories, Net - Schedule of Movement of Allowance for Inventory Obsolescence (Details) ¥ in Thousands	12 Months Ended
Jun. 30, 2026 CNY (¥)
Schedule of Movement of Allowance for Inventory Obsolescence [Line Items]
Opening allowance, beginning of year
Business combination	126
Inventory write-down recognized in COGS	57
Closing allowance, end of year	183
Raw Materials [Member]
Schedule of Movement of Allowance for Inventory Obsolescence [Line Items]
Opening allowance, beginning of year
Business combination	126
Inventory write-down recognized in COGS
Closing allowance, end of year	126
Goods in Transit [Member]
Schedule of Movement of Allowance for Inventory Obsolescence [Line Items]
Opening allowance, beginning of year
Business combination
Inventory write-down recognized in COGS
Closing allowance, end of year
Contract Fulfillments Costs [Member]
Schedule of Movement of Allowance for Inventory Obsolescence [Line Items]
Opening allowance, beginning of year
Business combination
Inventory write-down recognized in COGS
Closing allowance, end of year
Finished Goods [Member]
Schedule of Movement of Allowance for Inventory Obsolescence [Line Items]
Opening allowance, beginning of year
Business combination
Inventory write-down recognized in COGS	57
Closing allowance, end of year	57
Ginseng [Member]
Schedule of Movement of Allowance for Inventory Obsolescence [Line Items]
Opening allowance, beginning of year
Business combination
Inventory write-down recognized in COGS
Closing allowance, end of year